Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes
Income Taxes

Note 10. Income Taxes

(a)   Analysis of charge/(credit) for the year:

	Year Ended
	December 31,
	2020	2019	2018

	(USD in thousands)
Income tax expense/(benefit)	$(1,557)	$(825)	$(735)
Total income taxes for the year	$(1,557)	$(825)	$(735)

On December 31, 2020, the Company had tax loss carry-forwards in Denmark of $3.8 million (2019: $1.3 million; 2018: $0.1 million) for income tax purposes, all of which can be carried forward infinitely according to Danish Corporate Income Tax Act.

The benefit from income taxes for each year includes a tax credit for research and development expenditures at the applicable tax rate under the Danish Tax Assessment Act and Australian tax legislation, respectively.

(b)   Reconciliation of effective tax rate to Danish statutory tax rate

	Year Ended December 31,
	2020	2019	2018
Statutory corporate income tax rate in Denmark	22%	22%	22%
Non-deductible income / (expenses)	(1)%	(5)%	(10)%
Non-taxable income / (expenses)	1%	—	—
Additional tax deduction R&D expenses	3%	—	—
Tax credit research and development expenditures	9%	7%	12%
Change in deferred tax asset not capitalized	(25)%	(17)%	(12)%
Total effective tax rate	9%	7%	12%

(c)   Deferred tax in the statements of financial position

	Year Ended
	December 31,
	2020	2019	2018

	(USD in thousands)
Deferred Tax Positions:
Warrants	$4,289	$3,034	$1,463
Loss carry forward	3,759	1,270	136
Research and development expenditures	262	—	—
Other items	(6)	(34)	48
Valuation allowance on deferred tax assets	(8,042)	(4,270)	(1,647)
Total capitalized	$262	$—	$—

Deferred tax attributable to research and development expenditures relates to development costs recognized as an expense in the consolidated financial statements in 2020 and tax deductible in 2021. The costs are eligible costs under the Australian tax credit regime and the company therefore expects that the deferred tax assets will be realized through a tax refund for 2021.

Under Danish tax legislation, the value of warrants to employees is income tax exempt subject to meeting certain conditions. The value of income tax exempt warrants is not tax deductible for the issuer. There is currently uncertainty in respect of the extent to which the conditions for being tax exempt are met and consequently the extent to which a tax deduction will be available for the company. Consequently, the deferred tax asset disclosed above is subject to uncertainty and there is a risk that the amount disclosed above is not tax deductible in full.